7. STOCK OPTIONS AND WARRANTS: Share-Based Payment Arrangement, Option, Activity (Tables)	12 Months Ended
Sep. 30, 2021
Tables/Schedules
Share-Based Payment Arrangement, Option, Activity

Expiry date	Exercise price	September 30, 2020	Granted	Exercised	Expired / cancelled	September 30, 2021
April 29, 2021	$0.25	100,000	-	-	(100,000)	-
September 30, 2021	$0.15	1,245,000	-	-	(1,245,000)	-
March 14, 2023	$0.10	840,000	-	-	-	840,000
July 30, 2024	$0.10	1,725,000	-	-	-	1,725,000
October 15, 2025	$0.14	-	2,005,000	-	-	2,005,000
Options outstanding		3,910,000	2,005,000	-	(1,345,000)	4,570,000
Options exercisable		3,910,000			(1,345,000)	4,570,000
Weighted average exercise price		$0.12	$0.14	$Nil	$0.16	$0.12

As at September 30, 2021, the weighted average contractual remaining life of options is 3.11 years (September 30, 2020 – 2.55 years; September 30, 2019 – 2.93 years). The weighted average fair value of stock options granted during the year ended September 30, 2021 was $0.10 (2020 - $Nil; 2019 - $0.08).

Stock option transactions and the number of stock options for the year ended September 30, 2020 are summarized as follows:

Expiry date	Exercise price	September 30, 2019	Granted	Exercised	Expired / cancelled	September 30, 2020
April 29, 2020	$0.25	1,264,500	-	-	(1,264,500)	-
April 29, 2021	$0.25	100,000	-	-	-	100,000
September 30, 2021	$0.15	1,270,000	-	-	(25,000)	1,245,000
March 14, 2023	$0.10	850,000	-	-	(10,000)	840,000
July 30, 2024	$0.10	2,015,000	-	(250,000)	(40,000)	1,725,000
Options outstanding		5,499,500	-	(250,000)	(1,339,500)	3,910,000
Options exercisable		5,499,500		(250,000)	(1,339,500)	3,910,000
Weighted average exercise price		$0.15	$Nil	$0.10	$0.24	$0.12

Stock option transactions and the number of stock options for the year ended September 30, 2019 are summarized as follows:

Expiry date	Exercise price	September 30, 2018	Granted	Exercised	Expired / cancelled	September 30, 2019
February 25, 2019	$0.25	22,500	-	-	(22,500)	-
April 29, 2020	$0.25	1,264,500	-	-	-	1,264,500
April 29, 2021	$0.25	100,000	-	-	-	100,000
September 30, 2021	$0.15	1,270,000	-	-	-	1,270,000
March 14, 2023	$0.10	850,000	-	-	-	850,000
July 30, 2024	$0.10	-	2,015,000	-	-	2,015,000
Options outstanding		3,507,000	2,015,000	-	(22,500)	5,499,500
Options exercisable		3,507,000	2,015,000		(22,500)	5,499,500
Weighted average exercise price		$0.18	$0.10	$Nil	$0.25	$0.15